Vista Outdoor Inc. - 10-Q Leases (Supplemental Cash Flow Information) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for amounts included in the measurement of lease liabilities:	$ 6,215	$ 6,707	$ 26,817	$ 22,760
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for lease liabilities:	865	2,996	22,045	35,046
ROU asset re-measurement	$ (1,249)	$ (626)	$ 5,747	$ (10,237)